Property and equipment, net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property and equipment, net
Property and equipment, Gross	¥ 391,430	¥ 327,483
Accumulated depreciation	(207,858)	(182,195)
Net book value	183,572	145,288
Depreciation	47,214	64,610	¥ 67,875
Machinery
Property and equipment, net
Property and equipment, Gross	132,846	130,786
Leasehold improvement
Property and equipment, net
Property and equipment, Gross	103,707	88,209
Computer equipment
Property and equipment, net
Property and equipment, Gross	40,313	39,536
Furniture and office equipment
Property and equipment, net
Property and equipment, Gross	24,829	26,572
Vehicles
Property and equipment, net
Property and equipment, Gross	10,786	11,371
Construction in process
Property and equipment, net
Property and equipment, Gross	¥ 78,949	¥ 31,009